T. ROWE PRICE Emerging Markets Local Currency Bond Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BAHAMAS 0.3%
Government Bonds 0.3%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 1,500,000 1,418
Total Bahamas (Cost
$1,471
)
1,418
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 1,440,000 1,454
Total Barbados (Cost
$1,469
)
1,454
BRAZIL 7.4%
Government Bonds 7.4%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  108,735,000 19,886
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  40,920,000 7,350
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/29  20,600,000 3,633
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/31  25,150,000 4,349
Republic of Brazil, 12.50%, 1/5/22  91,000 17
Total Brazil (Cost
$41,935
)
35,235
CHILE 1.9%
Government Bonds 1.9%
Bonos de la Tesoreria de la Republica, 1.90%, 9/1/30  2,136,558,980 2,592
Bonos de la Tesoreria de la Republica, 2.30%, 10/1/28 (1) 6,570,000,000 6,644
Total Chile (Cost
$11,023
)
9,236
CHINA 11.8%
Corporate Bonds 1.3%
CIFI Holdings Group, 4.45%, 8/17/26 (USD)  1,250,000 1,192
Country Garden Holdings, 6.15%, 9/17/25 (USD)  950,000 992
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  1,540,000 1,529
Times China Holdings, 6.75%, 7/8/25 (USD)  1,480,000 1,360
Yuzhou Group Holdings, 7.85%, 8/12/26 (USD)  1,630,000 1,086
6,159
Government Bonds 10.5%
China Development Bank, 3.68%, 2/26/26  37,900,000 6,013
People's Republic of China, 1.99%, 4/9/25  47,750,000 7,220

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, 2.85%, 6/4/27  15,500,000 2,401
People's Republic of China, 3.12%, 12/5/26  96,350,000 15,191
People's Republic of China, 3.13%, 11/21/29  90,900,000 14,264
People's Republic of China, 3.27%, 11/19/30  31,100,000 4,945
50,034
Total China (Cost
$54,170
)
56,193
COLOMBIA 4.4%
Corporate Bonds 0.3%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 496
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,165
1,661
Government Bonds 4.1%
Republic of Colombia, 6.00%, 4/28/28  32,199,700,000 7,960
Republic of Colombia, 6.25%, 11/26/25  4,800,000,000 1,263
Republic of Colombia, 7.25%, 10/18/34  20,110,000,000 5,017
Republic of Colombia, 7.50%, 8/26/26  18,724,100,000 5,097
19,337
Total Colombia (Cost
$24,340
)
20,998
CZECH REPUBLIC 2.3%
Government Bonds 2.3%
Czech Republic, 1.00%, 6/26/26  59,980,000 2,609
Czech Republic, 2.00%, 10/13/33  74,820,000 3,391
Czech Republic, 2.50%, 8/25/28  102,540,000 4,829
Total Czech Republic (Cost
$11,009
)
10,829
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 9.75%, 6/5/26 (1) 48,250,000 1,039
Total Dominican Republic (Cost
$818
)
1,039
EGYPT 3.5%
Government Bonds 3.5%
Arab Republic of Egypt, 14.313%, 10/13/23  79,000,000 5,052
Arab Republic of Egypt, 14.483%, 4/6/26  27,400,000 1,757
Arab Republic of Egypt, 15.25%, 12/9/24  14,440,000 943

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 15.90%, 7/2/24  91,400,000 6,033
Arab Republic of Egypt Treasury Bills, 12.75%, 3/15/22  45,025,000 2,722
Total Egypt (Cost
$16,341
)
16,507
HUNGARY 2.5%
Government Bonds 2.5%
Republic of Hungary, 2.50%, 10/24/24  1,093,880,000 3,554
Republic of Hungary, 5.50%, 6/24/25  2,279,120,000 8,145
Total Hungary (Cost
$12,823
)
11,699
INDIA 0.6%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,843
1,843
Government Bonds 0.2%
National Highways Authority of India, 7.30%, 5/18/22  80,000,000 1,094
1,094
Total India (Cost
$3,247
)
2,937
INDONESIA 10.0%
Corporate Bonds 1.1%
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/20/29 (1) 63,100,000,000 5,158
5,158
Government Bonds 8.9%
Republic of Indonesia, 6.125%, 5/15/28  230,517,000,000 16,452
Republic of Indonesia, 6.50%, 6/15/25  51,300,000,000 3,769
Republic of Indonesia, 6.625%, 5/15/33  14,280,000,000 1,003
Republic of Indonesia, 7.50%, 4/15/40  21,889,000,000 1,603
Republic of Indonesia, 8.25%, 5/15/36  46,944,000,000 3,670
Republic of Indonesia, 8.75%, 5/15/31  161,957,000,000 13,262
Republic of Indonesia, 9.00%, 3/15/29  33,650,000,000 2,751
42,510
Total Indonesia (Cost
$45,131
)
47,668

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,250,000 1,414
Total Ivory Coast (Cost
$1,467
)
1,414
MACAO 0.3%
Corporate Bonds 0.3%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,300,000 1,201
Total Macao (Cost
$1,306
)
1,201
MALAYSIA 4.6%
Government Bonds 4.6%
Government of Malaysia, 4.065%, 6/15/50  15,915,000 3,667
Government of Malaysia, 4.232%, 6/30/31  64,876,000 16,452
Government of Malaysia, 4.935%, 9/30/43  7,670,000 2,012
Total Malaysia (Cost
$22,878
)
22,131
MEXICO 7.1%
Government Bonds 7.1%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,135,000 2,258
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 523
United Mexican States, 7.50%, 6/3/27  49,931,800 2,460
United Mexican States, 7.75%, 5/29/31  99,849,000 4,963
United Mexican States, 8.00%, 9/5/24  71,900,000 3,616
United Mexican States, 8.50%, 5/31/29  107,415,000 5,572
United Mexican States, 8.50%, 11/18/38  183,710,000 9,487
United Mexican States, Inflation-Indexed, 2.75%, 11/27/31  99,363,605 4,760
Total Mexico (Cost
$35,660
)
33,639
OMAN 0.3%
Government Bonds 0.3%
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 1,230,000 1,318
Total Oman (Cost
$1,247
)
1,318

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PAKISTAN 0.3%
Government Bonds 0.3%
Third Pakistan International Sukuk, 5.625%, 12/5/22 (USD)  1,420,000 1,455
Total Pakistan (Cost
$1,459
)
1,455
PARAGUAY 0.3%
Government Bonds 0.3%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 510,000 492
Republic of Paraguay, 4.70%, 3/27/27 (USD)  970,000 1,079
Total Paraguay (Cost
$1,530
)
1,571
PERU 1.9%
Government Bonds 1.9%
Republic of Peru, 6.35%, 8/12/28 (1) 11,669,000 2,919
Republic of Peru, 6.35%, 8/12/28  10,700,000 2,677
Republic of Peru, 6.90%, 8/12/37  13,804,000 3,201
Total Peru (Cost
$12,274
)
8,797
PHILIPPINES 0.6%
Government Bonds 0.6%
Republic of Philippines, 2.875%, 7/9/30  76,200,000 1,336
Republic of Philippines, 6.25%, 1/14/36  73,000,000 1,712
Total Philippines (Cost
$3,304
)
3,048
POLAND 0.9%
Government Bonds 0.9%
Republic of Poland, 2.75%, 10/25/29  16,229,000 4,324
Total Poland (Cost
$4,672
)
4,324
ROMANIA 3.3%
Government Bonds 3.3%
Republic of Romania, 2.00%, 4/14/33 (EUR) (1) 1,570,000 1,739
Republic of Romania, 4.40%, 9/25/23  14,875,000 3,583
Republic of Romania, 4.75%, 2/24/25  19,575,000 4,766
Republic of Romania, 5.00%, 2/12/29  12,665,000 3,130

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 5.85%, 4/26/23  10,500,000 2,568
Total Romania (Cost
$16,467
)
15,786
RUSSIA 8.0%
Government Bonds 8.0%
Russian Federation, 4.50%, 7/16/25  512,000,000 6,425
Russian Federation, 6.10%, 7/18/35  191,000,000 2,339
Russian Federation, 6.90%, 5/23/29  602,515,000 8,160
Russian Federation, 7.05%, 1/19/28  464,750,000 6,359
Russian Federation, 7.75%, 9/16/26  372,950,000 5,263
Russian Federation, 8.15%, 2/3/27  240,976,000 3,458
Russian Federation, 8.50%, 9/17/31  418,640,000 6,289
Total Russia (Cost
$39,468
)
38,293
SAUDI ARABIA 0.2%
Corporate Bonds 0.2%
Global Sukuk, 2.694%, 6/17/31 (USD) (1) 915,000 925
Total Saudi Arabia (Cost
$915
)
925
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  650,000 745
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 1,450,000 1,578
Republic of Serbia, 4.50%, 8/20/32  218,800,000 2,327
Republic of Serbia, 5.875%, 2/8/28  174,100,000 2,025
Total Serbia (Cost
$6,493
)
6,675
SOUTH AFRICA 8.2%
Government Bonds 8.2%
Republic of South Africa, 7.00%, 2/28/31  166,200,000 9,291
Republic of South Africa, 8.00%, 1/31/30  45,570,000 2,815
Republic of South Africa, 8.75%, 1/31/44  108,680,000 5,961
Republic of South Africa, 8.75%, 2/28/48  95,594,000 5,231
Republic of South Africa, 8.875%, 2/28/35  152,030,000 8,970
Republic of South Africa, 10.50%, 12/21/26  91,880,000 6,856
Total South Africa (Cost
$40,777
)
39,124

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.9%
Government Bonds 0.9%
European Bank for Reconstruction & Development, 5.60%,
1/30/25 (IDR)  40,230,000,000 2,841
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,515
Total Supranational (Cost
$4,534
)
4,356
THAILAND 3.9%
Government Bonds 3.9%
Kingdom of Thailand, 1.585%, 12/17/35  223,800,000 6,065
Kingdom of Thailand, 3.40%, 6/17/36  62,270,000 2,076
Kingdom of Thailand, 3.65%, 6/20/31  231,410,000 7,932
Kingdom of Thailand, 3.775%, 6/25/32  30,000,000 1,041
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  53,352,174 1,562
Total Thailand (Cost
$21,255
)
18,676
TURKEY 1.4%
Government Bonds 1.4%
Republic of Turkey, 12.40%, 3/8/28  73,075,000 6,549
Total Turkey (Cost
$7,705
)
6,549
UKRAINE 1.3%
Government Bonds 1.3%
Government of Ukraine, 9.84%, 2/15/23  30,000,000 1,102
Government of Ukraine, 11.67%, 11/22/23  130,100,000 4,873
Total Ukraine (Cost
$6,055
)
5,975
URUGUAY 0.1%
Government Bonds 0.1%
Republic of Uruguay, 8.50%, 3/15/28 (1) 14,500,000 354
Total Uruguay (Cost
$501
)
354

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ZAMBIA 0.3%
Government Bonds 0.3%
Republic of Zambia, 11.00%, 1/25/26  34,070,000 1,506
Total Zambia (Cost
$1,297
)
1,506
SHORT-TERM INVESTMENTS 6.8%
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 0.05% (2)(3) 26,917,961 26,918
26,918
U.S. Treasury Obligations 1.2%
U.S. Treasury Bills, 0.033%, 12/30/21 (4) 5,555,000 5,554
5,554
Total Short-Term Investments (Cost $32,473) 32,472
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
EUR Put/PLN Call,
11/22/21 @ 4.59
(PLN) (5) 1 6,200 45
Total Options Purchased (Cost $49) 45
Total Investments in Securities 97.6%
(Cost $487,563) $ 464,847
Other Assets Less Liabilities 2.4% 11,606
Net Assets 100.0% $ 476,453
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$26,735 and represents 5.6% of net assets.
(2) Seven-day yield

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) Affiliated Companies
(4) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest
Rate Swap, Receive Fixed 7.735% at
Termination, Pay Variable 6.15%, (BRL
CDI) at Termination, 7/1/24 * 15,600 (109) — (109)
Morgan Stanley, 3 Year Interest Rate Swap,
Receive Fixed 5.350% at Termination, Pay
Variable 6.15%, (BRL CDI) at Termination,
7/3/23 * 17,250 (94) — (94)
Total Brazil — (203)
Total Bilateral Interest Rate Swaps — (203)
Total Bilateral Swaps — (203)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.1%
Brazil 0.0%
Protection Bought (Relevant Credit: Brazil
Notas do Tesouro Nacional), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) * 4,550 184 183 1
Total Brazil 1
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) * 4,950 213 213 —
Total South Africa —

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
United States 0.0%
Protection Bought (Relevant Credit: Markit
CDX.EM-S35, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 * 6,565 210 164 46
Total United States 46
Total Centrally Cleared Credit Default Swaps,
Protection Bought 47
Interest Rate Swaps (0.0)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.540% Quarterly, Pay Variable 3.100% (7
Day Interbank Repo) Quarterly, 7/23/25 * 23,600 17 1 16
5 Year Interest Rate Swap, Receive Fixed
2.595% Quarterly, Pay Variable 2.210% (7
Day Interbank Repo) Quarterly, 11/6/25 * 17,500 17 1 16
5 Year Interest Rate Swap, Receive Fixed
2.610% Quarterly, Pay Variable 1.900% (7
Day Interbank Repo) Quarterly, 8/4/25 * 20,000 22 — 22
5 Year Interest Rate Swap, Receive Fixed
2.680% Quarterly, Pay Variable 1.900% (7
Day Interbank Repo) Quarterly, 1/5/26 * 22,000 34 — 34
5 Year Interest Rate Swap, Receive Fixed
2.750% Quarterly, Pay Variable 2.210% (7
Day Interbank Repo) Quarterly, 5/7/26 * 13,500 26 — 26
5 Year Interest Rate Swap, Receive Fixed
2.820% Quarterly, Pay Variable 2.100% (7
Day Interbank Repo) Quarterly, 12/2/25 * 13,640 31 — 31
Total China 145
Czech Republic 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.753% Annually, Receive Variable
1.450% (6M CZK PRIBOR) Semi-Annually,
3/31/31 * 58,000 136 — 136
10 Year Interest Rate Swap, Pay Fixed
1.859% Annually, Receive Variable 0.440%
(6M CZK PRIBOR) Semi-Annually, 5/3/31 * 62,000 127 1 126
Total Czech Republic 262

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Hungary 0.0%
10 Year Interest Rate Swap, Pay Fixed
2.690% Annually, Receive Variable
0.860% (6M HUF BUBOR) Semi-Annually,
5/17/31 * 525,000 79 — 79
Total Hungary 79
Mexico (0.1)%
4 Year Interest Rate Swap, Receive Fixed
5.565% 28 Days, Pay Variable 4.743%
(MXIBTIIE) 28 Days, 4/22/25 * 133,000 (264) — (264)
5 Year Interest Rate Swap, Receive Fixed
4.980% 28 Days, Pay Variable 4.745%
(MXIBTIIE) 28 Days, 10/31/25 * 51,000 (175) 1 (176)
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 4.743%
(MXIBTIIE) 28 Days, 12/3/24 * 27,500 (8) — (8)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 4.745%
(MXIBTIIE) 28 Days, 9/13/24 * 56,500 (7) 1 (8)
Total Mexico (456)
Poland (0.0)%
7 Year Interest Rate Swap, Receive Fixed
1.575% Annually, Pay Variable 0.250% (6M
PLN WIBOR) Semi-Annually, 7/19/28 * 6,200 (42) — (42)
Total Poland (42)
Total Centrally Cleared Interest Rate Swaps (12)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.295% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/1/31 * 4,800 (1) — (1)
Total United States (1)
Total Centrally Cleared Zero-Coupon Inflation Swaps (1)
Total Centrally Cleared Swaps 34
Net payments (receipts) of variation margin to date 27
Variation margin receivable (payable) on centrally cleared swaps $ 61

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 IDR 6,331,081 USD 430 $ 12
Bank of America 10/8/21 RUB 62,970 USD 854 10
Bank of America 10/8/21 USD 3,892 IDR 57,311,643 (109)
Bank of America 10/15/21 CNH 3,606 USD 558 1
Bank of America 10/15/21 CNH 8,409 USD 1,306 (3)
Bank of America 10/15/21 HUF 746,988 USD 2,455 (48)
Bank of America 10/15/21 RON 916 USD 219 (5)
Bank of America 10/15/21 USD 2,779 HUF 839,917 73
Bank of America 10/15/21 USD 1,154 MXN 23,393 24
Bank of America 10/15/21 USD 461 ZAR 6,829 9
Bank of America 10/15/21 ZAR 32,084 USD 2,164 (38)
Bank of America 10/22/21 USD 1,355 EUR 1,144 30
Bank of America 12/9/21 THB 83,450 USD 2,508 (43)
Bank of America 1/21/22 USD 553 CNH 3,606 (1)
Barclays Bank 10/8/21 IDR 41,646,614 USD 2,875 32
Barclays Bank 10/8/21 INR 100,040 USD 1,332 15
Barclays Bank 10/15/21 CNH 4,716 USD 730 1
Barclays Bank 10/15/21 TRY 11,209 USD 1,248 3
Barclays Bank 10/15/21 TRY 4,531 USD 517 (12)
Barclays Bank 10/15/21 USD 2,653 ZAR 39,169 57
Barclays Bank 1/7/22 USD 3,502 TWD 96,748 5
Barclays Bank 1/21/22 USD 724 CNH 4,716 (1)
BNP Paribas 10/7/21 PEN 918 USD 239 (17)
BNP Paribas 10/7/21 USD 389 PEN 1,595 3
BNP Paribas 10/8/21 CLP 1,984,113 USD 2,694 (249)
BNP Paribas 10/8/21 RUB 6,440 USD 86 2
BNP Paribas 10/8/21 USD 2,482 INR 182,354 28
BNP Paribas 10/8/21 USD 2,715 RUB 198,488 (9)
BNP Paribas 10/15/21 CNH 4,205 USD 652 (1)
BNP Paribas 10/15/21 CZK 21,644 USD 999 (10)
BNP Paribas 10/15/21 USD 2,544 TRY 21,982 91
BNP Paribas 10/15/21 USD 2,008 ZAR 29,257 69
BNP Paribas 11/19/21 USD 3,541 EUR 3,001 61
BNP Paribas 11/26/21 KZT 1,053,000 USD 2,436 6
BNP Paribas 12/2/21 BRL 19,224 USD 3,591 (99)
BNP Paribas 12/10/21 CLP 1,745,043 USD 2,266 (128)
BNP Paribas 12/10/21 USD 1,044 CLP 810,132 52
Canadian Imperial Bank
of Commerce 10/22/21 USD 2,290 JPY 255,053 (2)
Citibank 10/8/21 KRW 3,628,675 USD 3,210 (146)
Citibank 10/8/21 USD 444 IDR 6,315,868 3
Citibank 10/15/21 MXN 38,906 USD 1,940 (60)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/15/21 RON 1,134 USD 273 $ (8)
Citibank 10/15/21 RSD 462,761 USD 4,639 (81)
Citibank 10/15/21 USD 992 CNH 6,451 (7)
Citibank 10/15/21 USD 1,604 MXN 32,247 45
Citibank 10/15/21 USD 2,704 TRY 24,089 17
Citibank 10/15/21 USD 3,821 ZAR 52,623 334
Citibank 10/15/21 ZAR 28,499 USD 1,964 (76)
Citibank 10/22/21 EUR 146 USD 172 (3)
Citibank 11/12/21 CZK 5,622 USD 261 (5)
Citibank 11/12/21 PLN 10,401 USD 2,742 (127)
Citibank 11/12/21 RSD 462,761 USD 4,628 (71)
Citibank 11/15/21 USD 4,913 EGP 79,157 (57)
Citibank 11/19/21 USD 1,743 EUR 1,478 29
Citibank 11/26/21 KZT 1,089,714 USD 2,517 10
Credit Suisse 10/8/21 CLP 1,059,765 USD 1,468 (162)
Deutsche Bank 10/8/21 IDR 42,109,280 USD 2,859 80
Deutsche Bank 10/8/21 USD 503 IDR 7,292,148 (6)
Deutsche Bank 10/8/21 USD 2,405 KRW 2,848,441 —
Deutsche Bank 10/22/21 CHF 4,500 USD 4,928 (96)
Deutsche Bank 10/22/21 USD 7,470 CHF 6,842 125
Deutsche Bank 11/12/21 USD 2,484 RSD 246,499 57
Deutsche Bank 11/19/21 USD 2,485 EUR 2,090 62
Deutsche Bank 12/10/21 MYR 10,228 USD 2,430 3
Deutsche Bank 12/10/21 MYR 9,199 USD 2,190 (1)
Deutsche Bank 12/10/21 USD 2,575 PHP 129,178 68
Goldman Sachs 10/8/21 CLP 471,675 USD 620 (39)
Goldman Sachs 10/8/21 USD 1,564 IDR 22,868,356 (32)
Goldman Sachs 10/8/21 USD 2,798 TWD 77,591 11
Goldman Sachs 10/15/21 CNH 2,402 USD 371 1
Goldman Sachs 10/15/21 CNH 4,205 USD 652 —
Goldman Sachs 10/15/21 MXN 17,445 USD 855 (12)
Goldman Sachs 12/2/21 BRL 19,224 USD 3,559 (66)
Goldman Sachs 12/2/21 USD 5,909 BRL 31,289 224
Goldman Sachs 12/10/21 USD 1,894 COP 7,259,230 (3)
Goldman Sachs 1/21/22 USD 368 CNH 2,402 (1)
HSBC Bank 10/8/21 IDR 15,549,079 USD 1,092 (7)
HSBC Bank 10/8/21 INR 122,271 USD 1,621 25
HSBC Bank 10/8/21 INR 164,531 USD 2,232 (18)
HSBC Bank 10/8/21 KRW 3,578,226 USD 3,153 (132)
HSBC Bank 10/8/21 RUB 5,810 USD 78 1
HSBC Bank 10/8/21 USD 344 IDR 5,063,912 (10)
HSBC Bank 10/8/21 USD 3,042 RUB 226,157 (61)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/8/21 USD 3,420 TWD 94,834 $ 13
HSBC Bank 10/15/21 USD 2,503 ZAR 36,653 74
HSBC Bank 10/15/21 ZAR 10,917 USD 748 (24)
HSBC Bank 10/22/21 EUR 1,926 USD 2,292 (60)
HSBC Bank 10/22/21 USD 4,977 JPY 546,708 64
HSBC Bank 12/9/21 THB 146,012 USD 4,496 (182)
HSBC Bank 12/10/21 MYR 44,921 USD 10,762 (74)
JPMorgan Chase 10/7/21 PEN 1,742 USD 453 (31)
JPMorgan Chase 10/8/21 CLP 2,855,740 USD 3,968 (449)
JPMorgan Chase 10/8/21 RUB 260,887 USD 3,515 65
JPMorgan Chase 10/15/21 CNH 2,263 USD 347 4
JPMorgan Chase 10/15/21 MXN 7,892 USD 392 (10)
JPMorgan Chase 10/15/21 RON 1,423 USD 333 —
JPMorgan Chase 10/15/21 TRY 3,206 USD 351 6
JPMorgan Chase 10/15/21 USD 4,518 CNH 29,431 (41)
JPMorgan Chase 10/15/21 USD 480 HUF 142,272 22
JPMorgan Chase 10/15/21 USD 489 RON 2,050 10
JPMorgan Chase 10/15/21 USD 667 TRY 5,675 34
JPMorgan Chase 10/15/21 USD 4,711 ZAR 68,165 194
JPMorgan Chase 10/15/21 USD 2,529 ZAR 39,109 (63)
JPMorgan Chase 10/15/21 ZAR 92,075 USD 6,424 (322)
JPMorgan Chase 10/22/21 CHF 3,152 EUR 2,912 8
JPMorgan Chase 10/22/21 CHF 57 USD 62 (1)
JPMorgan Chase 10/22/21 EUR 2,966 CHF 3,210 (9)
JPMorgan Chase 10/22/21 EUR 975 USD 1,151 (21)
JPMorgan Chase 11/12/21 CZK 27,258 USD 1,265 (21)
JPMorgan Chase 11/12/21 USD 392 CZK 8,596 —
JPMorgan Chase 11/12/21 USD 3,072 PLN 12,203 4
JPMorgan Chase 11/15/21 EGP 17,902 USD 1,126 (2)
JPMorgan Chase 11/15/21 USD 502 EGP 7,993 1
JPMorgan Chase 12/2/21 BRL 11,781 USD 2,206 (66)
JPMorgan Chase 12/9/21 THB 14,401 USD 427 (2)
JPMorgan Chase 1/21/22 RUB 105,447 USD 1,420 (2)
JPMorgan Chase 1/21/22 USD 2,011 CNH 13,084 —
JPMorgan Chase 1/21/22 USD 1,047 IDR 15,178,275 —
Morgan Stanley 10/8/21 CLP 2,018,945 USD 2,765 (276)
Morgan Stanley 10/8/21 USD 3,690 CLP 2,760,204 289
Morgan Stanley 10/8/21 USD 717 CLP 582,209 (1)
Morgan Stanley 10/8/21 USD 437 IDR 6,402,760 (10)
Morgan Stanley 10/15/21 ZAR 26,999 USD 1,861 (72)
Morgan Stanley 10/22/21 CHF 3,210 EUR 2,967 8
Morgan Stanley 10/22/21 EUR 2,912 CHF 3,153 (10)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 11/19/21 USD 5,291 EUR 4,480 $ 96
Morgan Stanley 12/9/21 THB 17,612 USD 546 (26)
Morgan Stanley 12/10/21 USD 211 CLP 165,931 7
Morgan Stanley 1/7/22 CLP 582,209 USD 711 1
Standard Chartered 10/22/21 USD 1,939 EUR 1,650 27
State Street 10/15/21 CNH 2,570 USD 397 2
State Street 10/15/21 MXN 336,585 USD 16,702 (432)
State Street 10/15/21 ZAR 16,747 USD 1,167 (57)
State Street 10/22/21 USD 1,354 EUR 1,144 29
UBS Investment Bank 10/7/21 USD 257 PEN 1,065 —
UBS Investment Bank 10/8/21 CLP 250,045 USD 347 (39)
UBS Investment Bank 10/8/21 KRW 2,652,061 USD 2,347 (107)
UBS Investment Bank 10/8/21 RUB 216,263 USD 2,960 8
UBS Investment Bank 10/8/21 USD 4,950 CLP 3,939,381 95
UBS Investment Bank 10/8/21 USD 1,327 IDR 19,541,078 (37)
UBS Investment Bank 10/8/21 USD 6,094 KRW 7,010,521 174
UBS Investment Bank 10/8/21 USD 1,436 RUB 104,366 3
UBS Investment Bank 10/8/21 USD 307 RUB 23,359 (14)
UBS Investment Bank 10/15/21 CNH 5,111 USD 788 4
UBS Investment Bank 10/15/21 CZK 196,558 USD 9,161 (181)
UBS Investment Bank 10/15/21 HUF 4,394,245 USD 14,559 (403)
UBS Investment Bank 10/15/21 TRY 51,606 USD 5,645 113
UBS Investment Bank 10/15/21 USD 246 CNH 1,606 (3)
UBS Investment Bank 10/15/21 ZAR 39,442 USD 2,662 (48)
UBS Investment Bank 10/22/21 USD 475 EUR 404 6
UBS Investment Bank 11/12/21 CZK 196,558 USD 9,174 (203)
UBS Investment Bank 11/12/21 PLN 89,479 USD 23,033 (538)
UBS Investment Bank 12/9/21 THB 477,401 USD 14,763 (660)
UBS Investment Bank 12/10/21 COP 6,746,612 USD 1,776 (13)
UBS Investment Bank 1/7/22 CLP 1,091,642 USD 1,348 (14)
UBS Investment Bank 1/7/22 PEN 1,065 USD 257 —
UBS Investment Bank 1/7/22 USD 2,562 CLP 2,099,743 (4)
UBS Investment Bank 1/21/22 RUB 104,366 USD 1,409 (5)
UBS Investment Bank 1/21/22 USD 534 CNH 3,481 (1)
Westpac Banking Corp 1/21/22 USD 3,987 CNH 26,000 (10)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3,566)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 72 Euro BUND contracts 12/21 (14,163) $ 190
Short, 5 Euro BUXL thirty year bond contracts 12/21 (1,178) 34
Short, 19 U.S. Treasury Long Bond contracts 12/21 (3,025) 60
Short, 131 U.S. Treasury Notes five year contracts 12/21 (16,079) 117
Short, 20 U.S. Treasury Notes ten year contracts 12/21 (2,632) 36
Short, 5 Ultra U.S. Treasury Bonds contracts 12/21 (955) 24
Short, 54 Ultra U.S. Treasury Notes ten year contracts 12/21 (7,844) 154
Net payments (receipts) of variation margin to date (601)
Variation margin receivable (payable) on open futures contracts $ 14

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/2 0
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 33,304  ¤  ¤ $ 26,918^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,918.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F192-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 432,330 $ — $ 432,330
Short-Term Investments 26,918 5,554 — 32,472
Options Purchased — 45 — 45
Total Securities 26,918 437,929 — 464,847
Swaps* — 533 — 533
Forward Currency Exchange
Contracts — 3,040 — 3,040
Futures Contracts* 615 — — 615
Total $ 27,533 $ 441,502 $ — $ 469,035
Liabilities
Swaps* $ — $ 702 $ — $ 702
Forward Currency Exchange
Contracts — 6,606 — 6,606
Total $ — $ 7,308 $ — $ 7,308
1
Includes Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.